SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net current liabilities			$ 1,165,924
Accumulated deficit			281,200,841	$ 49,289,856
Net loss			231,910,985	24,852,333	$ 12,117,569
Net cash used in operating activities			121,390,036	(23,608,570)	11,422,031
Cash			402,736	86,750
Deferred Offering Costs				1,609,714
Impairments of long-lived assets			99,131,667
Impairment loss			$ 99,000,000
Exercise price			$ 11.50
Impairment for ROU lease assets			$ 0	0
Operating revenues				30,000,000
Contract assets			0	0
Contract liabilities			0	0
Research and development expenses			$ 117,800,000	$ 49,032,968	$ 11,326,463
Dilutive shares			0	0	0
Committed Credit Facility Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 5,000,000	$ 5,000,000
Interest rate	8.00%	8.00%
Maturity date	Dec. 31, 2028	Dec. 31, 2028